Dec. 28, 2016

PRUDENTIAL WORLD FUND, INC.
Prudential QMA International Equity Fund

(the “Fund”)

Supplement dated August 1, 2017 to the Currently Effective Prospectus and Summary Prospectus

Effective as of August 1, 2017, certain of the Fund’s expenses will be reduced. To reflect these changes, the Fund’s Prospectus and Summary Prospectus are hereby revised as follows:

1.	In the Summary Prospectus and Prospectus section entitled Fund Summary—Fund Fees and Expenses, the Annual Fund Operating Expenses table is deleted and replaced with the following new table:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class B	Class C	Class Q	Class Z
Management fees	0.75%	0.75%	0.75%	0.75%	0.75%
+ Distribution and service (12b-1) fees	0.30%	1.00%	1.00%	None	None
+ Other expenses (1)	0.51%	1.72%	0.58%	0.21%	0.41%
= Total annual Fund operating expenses	1.56%	3.47%	2.33%	0.96%	1.16%
– Fee waiver and/or expense reimbursement	None	(0.94)%	None	(0.18)%	None
= Total annual Fund operating expenses after fee waiver and/or expense reimbursement(2)	1.56%	2.53%	2.33%	0.78%	1.16%

(1)	Other expenses have been adjusted to reflect current expenses.
(2)	The Manager has contractually agreed, through February 28, 2019, to limit Total annual Fund operating expenses after fee waivers and/or reimbursements (excluding interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend, broker charges and interest expense on short sales) to 2.53% of average daily net assets for Class B shares, and 0.78% of average daily net assets for Class Q shares. Fees and/or expenses waived and/or reimbursed by the Manager may be recouped by the Manager within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. This waiver may not be terminated prior to February 28, 2019 without the prior approval of the Fund’s Board of Directors.

2.	In the Summary Prospectus and Prospectus section entitled Fund Summary—Fund Fees and Expenses—Example, the table is deleted and replaced with the following new table:

	If Shares Are Redeemed				If Shares Are Not Redeemed
Share Class	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Class A	$700	$1,016	$1,353	$2,304	$700	$1,016	$1,353	$2,304
Class B	$756	$1,278	$1,823	$3,043	$256	$978	$1,723	$3,043
Class C	$336	$727	$1,245	$2,666	$236	$727	$1,245	$2,666
Class Q	$80	$288	$513	$1,162	$80	$288	$513	$1,162
Class Z	$118	$368	$638	$1,409	$118	$368	$638	$1,409